Capital and reserves (Details) - Ordinary shares shares in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2017 Vote shares	Dec. 31, 2016 Vote shares	Dec. 31, 2015 EquityInstruments Vote shares	Dec. 31, 2017 ₪ / shares shares	Dec. 31, 2016 ₪ / shares shares	Dec. 31, 2015 ₪ / shares shares
Capital and reserves
On issue at January 1,	21,361	21,090	21,003
On issue at December 31,	21,361	21,090	21,003	22,123	21,361	21,090
Authorized (3)				54,000	54,000	54,000
Issued and fully paid on December 31				3,599	3,461	3,414
Par value per share | ₪ / shares				₪ 0.645	₪ 0.645	₪ 0.645
Number of votes per shareholder | Vote	1	1	1
RSU
Capital and reserves
Increase (decrease) in shares issued | EquityInstruments			7
Employee equity awards
Capital and reserves
Increase (decrease) in shares issued	762	271	80